Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 131,354	$ 1,537	₨ 110,452	₨ 113,500
Weighted average number of equity shares outstanding	10,456,741,552	10,456,741,552	10,576,571,110	10,954,933,146
Effect of dilutive equivalent share options	32,197,840	32,197,840	34,853,518	23,049,204
Weighted average number of equity shares for diluted earnings per share	10,488,939,392	10,488,939,392	10,611,424,628	10,977,982,350
Diluted Earnings Per Share | ₨ / shares	₨ 12.52		₨ 10.41	₨ 10.34